Summary of Relative Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($)		Dec. 31, 2019		Jun. 28, 2019	Oct. 01, 2018
Assets Acquired:
Land				$ 975,000
Buildings		$ 344,570,238		5,389,000
Construction in process	[1]	5,370,773
Intangible assets				1,600,000
Cash and cash equivalents				36,443
Other assets				1,084,629
Total assets acquired		$ 363,512,776	[2]	60,267,071
Liabilities assumed:
Accounts payable and accrued liabilities				722,286
Total liabilities assumed				27,357,066
Total net assets acquired				$ 32,910,005
Strategic Storage Growth Trust, Inc
Assets Acquired:
Land					$ 62,261,573
Buildings					255,743,767
Site improvements					16,133,956
Construction in process					5,370,773
Intangible assets					13,571,765
Cash and cash equivalents					692,965
Other assets					6,536,838
Total assets acquired					360,311,637
Liabilities assumed:
Debt					5,038,435
Accounts payable and accrued liabilities					4,824,242
Total liabilities assumed					9,862,677
Total net assets acquired					$ 350,448,960

[1]	Construction in process relates to the Torbarrie property in Toronto, Canada, which is a self storage property under construction. Such facility partially opened in March 2020.
[2]	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.